OIL AND GAS PROPERTIES	12 Months Ended
Dec. 31, 2025
Extractive Industries [Abstract]
OIL AND GAS PROPERTIES

NOTE 6. OIL AND GAS PROPERTIES

During the period June 2006 through January 2007, the Company acquired the rights to multiple oil sands leases within the Peace River area of Alberta, Canada (the “Peace River Properties”). The leases were granted by the Province of Alberta. All the leases were for a 15-year term, required minimum annual lease payments, and granted the Company the right to explore and develop oil sands on the respective leases. On February 22, 2016, the Company acquired an additional 45 oil sands leases by entering into two purchase and sale agreements. The oil sands leases represented 39,680 hectares (98,051 acres) in the Peace River area of Alberta. One of the purchase / sale agreements was with a related party.

On May 14, 2019, the Company sold the shallower oil sands rights on two of its oil sands lease blocks in the Cadotte East area to an unrelated third party, but retained the deeper oil sands rights, including the Debolt-Elkton formations. The Company also retained a 2.5% overriding royalty on all petroleum substances produced from the shallower oil sands rights on those two lease blocks. The Company will continue to pay annual lease fees on those two oil sands lease blocks, but at a rate of 50%, and the unrelated third party will pay the other 50%. On three of its oil sands lease blocks in the Reno area, the Company sold 100% of its interest to an unrelated third party and retained a 2.5% overriding royalty on all petroleum substances produced from those oil sands lease blocks. On those three oil sands lease blocks, the unrelated third party has taken over 100% of the annual lease fees.

On June 11, 2020, the Company sold the shallower oil sands rights on five of its oil sands leases in the Cadotte Central area to an unrelated third party, but retained the deeper oil sands rights, including the Debolt-Elkton formations. The Company also retained a 2.5% overriding royalty on all petroleum substances produced from those oil sands lease blocks. The Company will continue to pay annual lease fees on those two oil sands lease blocks, but at a rate of 50%, and the third party will pay the other 50%.

In 2020, the Company chose to not renew their remaining oil sands leases due to the economic conditions in the Alberta heavy oil sector.

All the Company’s lease interests in the Peace River area are subject to royalties payable to the government of the Province of Alberta. The royalty is calculated using a revenue-less-cost formula. In years prior to the recovery of the project’s capital investment, the royalty is 1% of gross revenue. Once the project costs have been recovered, the royalty is the greater of 1% of gross revenue or 25% of net revenue.

The Company completed drilling four exploratory wells during the fiscal year ended December 31, 2007. Since then, the Company completed several third-party technical reports on its oil sands leases including a prefeasibility study and developed an oil sands exploration program, which it was not able to execute on due to weak conditions in the heavy oil sector.